Cover Page	Oct. 15, 2026
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $5.00
Written Communications	false
Entity Incorporation, State or Country Code	PA
Document Type	8-K
Entity Central Index Key	0000713676
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	PNC FINANCIAL SERVICES GROUP, INC.
Entity File Number	001-09718
Entity Tax Identification Number	25-1435979
Entity Address, Address Line One	300 Fifth Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-2401
City Area Code	888
Local Phone Number	762-2265
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	PNC
Security Exchange Name	NYSE